Property, Plant and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2026 SGD ($)
Property, Plant and Equipment, Net [Abstract]
Construction in progress amount	$ 1,340,768			$ 433,263		$ 1,729,689
Depreciation expenses	279,240	$ 360,248		$ 339,675	$ 316,843
Impairment loss